TRADE PAYABLES (Schedule of Trade Payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
ForeignCurrencyLineItems [Line Items]
Trade payables | ¥		¥ 215	¥ 2,736
USD [Member]
ForeignCurrencyLineItems [Line Items]
Trade payables | $	$ 33